Other Investments (Tables)	12 Months Ended
Dec. 31, 2017
Other Investments
Schedule of movements in the carrying amount of other investments

Other Investments
RMB
Balance at December 31, 2015	489,862
Additions	51,860
Less: impairment loss	(65,940)
Foreign currency translation adjustments	27,335

Balance as of December 31, 2016	503,117
Additions	23,685
Less: impairment loss	(118,026)
Foreign currency translation adjustments	(21,136)

Balance as of December 31, 2017	387,640